Acquisitions and Other Transactions (Other Transactions) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended				3 Months Ended	0 Months Ended	12 Months Ended
	Jan. 30, 2015	Feb. 02, 2015	Sep. 25, 2014	Sep. 10, 2014	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Equity method investments					$ 0		$ 0
Purchase price allocation, goodwill					4,049.3		4,340.5	3,515.6
Generics Segment
Business Acquisition [Line Items]
Purchase price allocation, goodwill					3,700.2		3,991.4	3,194.1
Subsequent event | Theravance Biopharma
Business Acquisition [Line Items]
Collaborative agreement payment	15
Equity method investments	30.0
Subsequent event | Maximum | Theravance Biopharma
Business Acquisition [Line Items]
Development and sales milestone payments	220
Famy Care | Subsequent event
Business Acquisition [Line Items]
Acquisition purchase price		750.0
Famy Care | Subsequent event | Maximum
Business Acquisition [Line Items]
Purchase consideration, contingent consideration, maximum		50
Arixtra
Business Acquisition [Line Items]
Acquisition purchase price				300.0
Cash paid to acquire asset			225.0		37.5
Escrow Deposit					37.5
Arixtra | Product rights and licenses
Business Acquisition [Line Items]
Acquired intangible assets, weighted average useful life, in years				10 years
Other companies
Business Acquisition [Line Items]
Acquisition purchase price						50.0
Identified intangible assets						36.7
Purchase price allocation, goodwill						13.3
Other acquisitions
Business Acquisition [Line Items]
Cash paid to acquire asset							76.0
Other acquisitions | Generics Segment
Business Acquisition [Line Items]
Purchase price allocation, goodwill							$ 20.0
Other acquisitions | INDIA
Business Acquisition [Line Items]
Number of businesses acquired							4